Profit or Loss and Other Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue from Program Fees	$ 929,319	$ 937,415	$ 2,050,044
Less: Contractual payments to gyms	(537,012)	(574,025)	(1,215,191)
Net Revenue from Program Fees	392,307	363,390	834,853
Other Income	170,005	1,173,421	105,950
Total Revenue	562,312	1,536,811	940,803
Expenses
Program Expenses	160,578	229,848	342,600
Employee salaries and benefits	5,504,592	4,219,655	4,664,013
Share Based Payments	4,521,598	2,365,384	1,546,983
Advertising fees	613,348	721,713	3,615,399
Professional fees	1,790,344	864,419	685,870
Rent	11,169	11,793	2,366
IT costs	566,709	633,220	640,403
Depreciation and amortization	520,697	360,021	260,651
Net foreign exchange gain	(146,543)	(47,359)	(26,079)
Finance costs	3,262,927	4,472,730	2,191,803
Other expenses	1,565,924	1,432,094	965,808
Fair Value movement in derivative liability	(3,400,685)	6,870,729	(2,751,564)
Total Expenses	14,970,658	22,134,247	12,138,253
Loss before income tax expense	(14,408,346)	(20,597,436)	(11,197,450)
Income tax expense
Loss after income tax expense for the period	(14,408,346)	(20,597,436)	(11,197,450)
Other comprehensive loss, net of tax	(20,710)	(36,465)	(31,312)
Total comprehensive loss for the period attributable to Alta Global Group Limited	$ (14,429,056)	$ (20,633,901)	$ (11,228,762)
Basic loss per share	$ (1.40)	$ (5.26)	$ (2.86)
Diluted loss per share	$ (1.40)	$ (5.26)	$ (2.86)